Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	73 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.10%	3.94%	5.83%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	1.70%	3.46%
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.59%	2.57%	4.52%
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.14%	2.46%	4.04%
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.37%	3.55%	5.48%
Performance Inception Date	Dec. 06, 2018